Financial instruments - maturity analysis	12 Months Ended
Dec. 31, 2022
Financial instruments - classification
Financial instruments - maturity analysis

12 Financial instruments - maturity analysis

Remaining maturity

This note shows the maturity profile of NatWest Group’s financial assets and liabilities by contractual date of maturity and contractual cash flows.

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	2022			2021
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	144,832	—	144,832	177,757	—	177,757
Trading assets	35,944	9,633	45,577	40,263	18,895	59,158
Derivatives	38,107	61,438	99,545	34,538	71,601	106,139
Settlement balances	2,572	—	2,572	2,141	—	2,141
Loans to banks - amortised cost	6,872	267	7,139	7,425	257	7,682
Loans to customers - amortised cost	84,289	282,051	366,340	103,689	255,301	358,990
Other financial assets	6,128	24,767	30,895	11,151	34,994	46,145

Liabilities
Bank deposits	7,799	12,642	20,441	13,715	12,564	26,279
Customer deposits	448,821	1,497	450,318	478,801	1,009	479,810
Settlement balances	2,012	—	2,012	2,068	—	2,068
Trading liabilities	42,760	10,048	52,808	41,664	22,934	64,598
Derivatives	39,331	54,716	94,047	34,593	66,242	100,835
Other financial liabilities	13,796	35,311	49,107	16,060	33,266	49,326
Subordinated liabilities	973	5,287	6,260	1,375	7,054	8,429
Notes in circulation	3,218	—	3,218	3,047	—	3,047
Lease liabilities	137	981	1,118	238	1,025	1,263

Assets and liabilities by contractual cash flows up to 20 years

The tables on the following page, show the contractual undiscounted cash flows receivable and payable, up to a period of 20 years, including future receipts and payments of interest of financial assets and liabilities by contractual maturity. The balances in the following tables do not agree directly with the consolidated balance sheet, as the tables include all cash flows relating to principal and future coupon payments, presented on an undiscounted basis. The tables have been prepared on the following basis:

Financial assets have been reflected in the time band of the latest date on which they could be repaid, unless earlier repayment can be demanded by NatWest Group. Financial liabilities are included at the earliest date on which the counterparty can require repayment, regardless of whether or not such early repayment results in a penalty. If the repayment of a financial instrument is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the asset is included in the time band that contains the latest date on which it can be repaid, regardless of early repayment.

The liability is included in the time band that contains the earliest possible date on which the conditions could be fulfilled, without considering the probability of the conditions being met.

For example, if a structured note is automatically prepaid when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period, whatever the level of the index at the year end. The settlement date of debt securities in issue, issued by certain securitisation vehicles consolidated by NatWest Group, depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date. As the repayments of assets and liabilities are linked, the repayment of assets in securitisations is shown on the earliest date that the asset can be prepaid, as this is the basis used for liabilities.

The principal amounts of financial assets and liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table, as are interest payments after 20 years.

The maturity of guarantees and commitments is based on the earliest possible date they would be drawn in order to evaluate NatWest Group's liquidity position.

MFVTPL assets of £145.8 billion (2021 - £165.6 billion) and HFT liabilities of £146.7 billion (2021 - £165.3 billion) have been excluded from the following tables.

12 Financial instruments - maturity analysis continued

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2022	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	144,832	—	—	—	—	—
Derivatives held for hedging	130	345	28	41	(44)	43
Settlement balances	2,572	—	—	—	—	—
Loans to banks - amortised cost	5,254	1,621	17	288	—	—
Loans to customers - amortised cost	50,923	43,417	76,278	55,128	85,038	100,085
Other financial assets (1)	2,771	4,507	8,391	7,835	5,706	2,524
Finance lease	96	267	857	482	549	296
	206,578	50,157	85,571	63,774	91,249	102,948

Liabilities by contractual maturity up to 20 years
Bank deposits	6,690	1,445	5,662	8,503	89	—
Customer deposits	437,830	11,389	1,252	2	14	20
Settlement balances	2,012	—	—	—	—	—
Derivatives held for hedging	280	(371)	586	306	116	85
Other financial liabilities	6,720	6,640	18,833	13,906	7,361	294
Subordinated liabilities	96	1,073	2,690	1,897	1,541	328
Other liabilities - Notes in circulation	3,218	—	—	—	—	—
Lease liabilities	41	113	260	203	318	254
	456,887	20,289	29,283	24,817	9,439	981

Guarantees and commitments - notional amount
Guarantees (2)	3,150	—	—	—	—	—
Commitments (3)	118,779	—	—	—	—	—
	121,929	—	—	—	—	—

2021
Assets by contractual maturity up to 20 years
Cash and balances at central banks	177,757	—	—	—	—	—
Derivatives held for hedging	(23)	(32)	72	15	10	17
Settlement balances	2,141	—	—	—	—	—
Loans to banks - amortised cost	5,735	1,689	21	—	—	—
Loans to customers - amortised cost	65,760	43,144	63,979	45,057	73,044	90,115
Other financial assets (1)	3,924	7,576	10,467	8,048	7,444	5,523
Finance lease	290	340	746	504	704	377
	255,584	52,717	75,285	53,624	81,202	96,032

Liabilities by contractual maturity up to 20 years
Bank deposits	13,292	421	566	12,003	—	—
Customer deposits	473,123	5,440	1,155	73	4	19
Settlement balances	2,068	—	—	—	—	—
Derivatives held for hedging	(57)	(31)	561	155	(152)	(198)
Other financial liabilities	6,967	9,293	16,953	10,062	7,905	292
Subordinated liabilities	66	1,604	3,481	2,170	1,496	563
Other liabilities- Notes in circulation	3,047	—	—	—	—	—
Lease liabilities	74	161	220	167	281	251
	498,580	16,888	22,936	24,630	9,534	927

Guarantees and commitments - notional amount
Guarantees (2)	2,055	—	—	—	—	—
Commitments (3)	118,536	—	—	—	—	—
	120,591	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(3)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.